                               Two World Trade Center, New York, New York 10048

Morgan Stanley Dean Witter Market Leader Trust
Letter to the Shareholders August 31, 2000

DEAR SHAREHOLDER:

During the 12-month period ended August 31, 2000, the U.S. equity markets reached new heights amid episodes of increased volatility. Technology stocks, driven by rapid sales and earnings growth combined with strong inflows of money into growth-stock mutual funds, dominated the U.S. equity market's performance. However, technology issues registered most of their positive returns in the first six months; for the latter half of the period, the major technology-stock averages were actually down. From the closing months of 1999 through March 2000, new-economy stocks reached unsustainably high valuation levels at the expense of old-economy issues, which languished near all-time low valuation levels. This historically large valuation gap has since begun to revert to more normal levels.


PERFORMANCE

For the 12-month period ended August 31, 2000, Morgan Stanley Dean Witter Market Leader Trust's Class B shares posted a total return of 46.35 percent, compared to 16.31 percent for the S&P 500. For the same period, the Fund's Class A, C and D shares posted returns of 47.49 percent, 46.33 percent and
47.84 percent, respectively. Performance of the Fund's four classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.


PORTFOLIO STRATEGY

The Fund continues to focus on fast-growing companies that are recognized as leaders in their respective industries and that we believe have the ability to expand their businesses both domestically and abroad in different types of economic environments. The Fund also tries to maintain a balanced approach by investing some of its assets in companies the Fund's management believes are undervalued.

Morgan Stanley Dean Witter Market Leader Trust
Letter to the Shareholders August 31, 2000, continued

During the fiscal year, the Fund placed a heavy emphasis on such high-growth sectors as technology and communications. The Fund has also focused on some economically sensitive industries like basic materials and energy. Strong economic growth throughout the world has created a much better operating environment for many of these companies, which combined with their depressed valuations makes them very attractive investment opportunities.

We recently increased the financial-services segment in the Fund's portfolio in anticipation of the Fed possibly discontinuing its restrictive monetary policy and adopting a neutral or even a loosening bias. The health-care sector has remained under pressure, notably from the presidential candidates proposing new prescription drug benefits for the elderly, which could negatively affect pharmaceutical companies. The Fund has been slightly underweighted in health care, focusing its investments in that area on biotechnology companies and HMOs.


LOOKING AHEAD

We believe that the valuation gap between new-economy and old-economy stocks will gradually revert closer to the mean. If the Fed's tightening has indeed run its course and the consensus begins thinking more about Fed rate cuts going forward, such a backdrop would likely be very favorable for stocks in general and financial stocks in particular. The Fund will continue to focus its investments on leading U.S. and global companies that we believe have the ability to increase revenues, earnings and market share under either favorable or unfavorable conditions.

We appreciate your ongoing support of Morgan Stanley Dean Witter Market Leader Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN

Chairman of the Board                       President

Morgan Stanley Dean Witter Market Leader Trust
Fund Performance August 31, 2000

                           GROWTH OF $10,000 CLASS B

                Date                Total                  S&P 500
                ----                -----                  -------
             April 28, 1997        $10,000                 $10,000
            August 31, 1997        $10,810                 $11,723
            August 31, 1998         $9,767                 $12,673
            August 31, 1999        $15,226                 $17,718
            August 31, 2000        $22,084 (3)             $20,608

                             -- Fund -- S&P 500 (4)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.

                          Average Annual Total Returns
--------------------------------------------------------------------------------

                        Class A Shares*
---------------------------------------------------------------
Period Ended 8/31/00
---------------------------
1 Year                              47.49%(1)        39.74%(2)
Since Inception (7/28/97)           26.98%(1)        24.79%(2)

                       Class B Shares**
---------------------------------------------------------------
Period Ended 8/31/00
---------------------------
1 Year                              46.35%(1)        41.35%(2)
Since Inception (4/28/97)           27.09%(1)        26.74%(2)

                        Class C Shares+
---------------------------------------------------------------
Period Ended 8/31/00
---------------------------
1 Year                              46.33%(1)        45.33%(2)
Since Inception (7/28/97)           26.13%(1)        26.13%(2)

                       Class D Shares++
---------------------------------------------------------------
Period Ended 8/31/00
---------------------------
1 Year                              47.84%(1)
Since Inception (7/28/97)           27.33%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 2% contingent deferred sales charge (CDSC), assuming a complete redemption on August 31, 2000.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*     The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

Morgan Stanley Dean Witter Market Leader Trust
Portfolio of Investments August 31, 2000

NUMBER OF
  SHARES                                                           VALUE
----------                                                     ------------
                    COMMON STOCKS (92.9%)
                    BASIC MATERIALS (3.2%)
                    Aluminum (1.2%)
229,000             Alcoa, Inc. .............................   $  7,614,250
                                                                ------------
                    Forest Products (0.4%)
 59,300             Weyerhaeuser Co. ........................      2,746,331
                                                                ------------
                    Precious Metals (1.0%)
350,000             Newmont Mining Corp. ....................      6,496,875
                                                                ------------
                    Steel (0.6%)
110,000             Nucor Corp. .............................      4,042,500
                                                                ------------
                    TOTAL BASIC MATERIALS ...................     20,899,956
                                                                ------------
                    CAPITAL GOODS (6.7%)
                    Building Products (0.9%)
273,100             Royal Group Technologies Ltd.* (Canada)..      5,888,719
                                                                ------------
                    Industrial Conglomerates (4.4%)
170,900             General Electric Co. ....................     10,029,694
247,000             Tyco International Ltd. (Bermuda)             14,079,000
 71,000             United Technologies Corp. ...............      4,433,062
                                                                ------------
                                                                  28,541,756
                                                                ------------
                    Industrial Machinery (1.3%)
255,800             Roper Industries, Inc. ..................      8,281,525
                                                                ------------
                    Metal Fabrications (0.1%)
180,000             Atchison Casting Corp.* .................      1,001,250
                                                                ------------
                    TOTAL CAPITAL GOODS .....................     43,713,250
                                                                ------------
                    ENERGY (6.6%)
                    Contract Drilling (0.6%)
 80,000             Noble Drilling Corp.* ...................      3,880,000
                                                                ------------
                    Integrated Oil (2.5%)
 70,000             Chevron Corp. ...........................      5,915,000
280,000             Conoco, Inc. (Class B) ..................      7,315,000
102,800             Unocal Corp. ............................      3,430,950
                                                                ------------
                                                                  16,660,950
                                                                ------------
                    Oil & Gas Production (2.1%)
125,000             Apache Corp. ............................      7,875,000
 97,000             Devon Energy Corp. ......................      5,680,562
                                                                ------------
                                                                  13,555,562
                                                                ------------
                    Oilfield Services/Equipment (1.4%)
121,000             Halliburton Co. .........................      6,413,000
 35,000             Schlumberger Ltd. (Netherlands) .........      2,985,937
                                                                ------------
                                                                   9,398,937
                                                                ------------
                    TOTAL ENERGY ............................     43,495,449
                                                                ------------
                    ENTERTAINMENT & LEISURE (5.2%)
                    Broadcasting (1.3%)
120,000             Clear Channel Communications, Inc.* .....   $  8,685,000
                                                                ------------
                    Cable/Satellite TV (1.4%)
249,100             Comcast Corp. (Class A Special)* ........      9,278,975
                                                                ------------
                    Recreational Products (1.3%)
140,100             Eastman Kodak Co. .......................      8,721,225
                                                                ------------
                    Restaurants (1.2%)
257,700             McDonald's Corp. ........................      7,698,788
                                                                ------------
                    TOTAL ENTERTAINMENT & LEISURE ...........     34,383,988
                                                                ------------
                    FINANCIAL SERVICES (13.5%)
                    Finance/Rental/Leasing (3.8%)
186,000             Fannie Mae ..............................      9,997,500
130,000             Providian Financial Corp. ...............     14,941,875
                                                                ------------
                                                                  24,939,375
                                                                ------------
                    Financial Conglomerates (1.4%)
162,667             Citigroup, Inc. .........................      9,495,667
                                                                ------------
                    Investment Banks/Brokers (0.9%)
 40,000             Lehman Brothers Holdings, Inc. ..........      5,800,000
                                                                ------------
                    Major Banks (4.0%)
272,000             Chase Manhattan Corp. (The) .............     15,198,000
252,000             FleetBoston Financial Corp. .............     10,757,250
                                                                ------------
                                                                  25,955,250
                                                                ------------
                    Multi-Line Insurance (1.4%)
 99,500             American International Group, Inc. ......      8,867,937
                                                                ------------
                    Savings Banks (2.0%)
372,000             Washington Mutual, Inc. .................     13,020,000
                                                                ------------
                    TOTAL FINANCIAL SERVICES ................     88,078,229
                                                                ------------
                    HEALTHCARE (8.7%)
                    Biotechnology (0.6%)
 55,000             Amgen Inc.* .............................      4,169,687
                                                                ------------
                    Hospital/Nursing Management (1.3%)
245,000             HCA - The Healthcare Corp. ..............      8,452,500
                                                                ------------
                    Managed Health Care (1.1%)
 75,000             UnitedHealth Group Inc. .................      7,087,500
                                                                ------------
                    Medical Specialties (0.7%)
160,000             Becton, Dickinson & Co. .................      4,820,000
                                                                ------------
                    Pharmaceuticals: Major (5.0%)
113,000             American Home Products Corp. ............      6,123,188
 80,500             Johnson & Johnson .......................      7,400,969
 89,000             Lilly (Eli) & Co. .......................      6,497,000

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Market Leader Trust
Portfolio of Investments August 31, 2000, continued

 NUMBER OF
   SHARES                                                          VALUE
-----------                                                    ------------
 87,200             Merck & Co., Inc. ......................   $  6,093,100
160,700             Pfizer Inc. ............................      6,950,275
                                                               ------------
                                                                 33,064,532
                                                               ------------
                    TOTAL HEALTHCARE .......................     57,594,219
                                                               ------------
                    RETAIL (2.7%)
                    Apparel/Footwear Retail (0.8%)
285,000             TJX Companies, Inc. ....................      5,361,562
                                                               ------------
                    Discount Stores (1.3%)
185,000             Wal-Mart Stores, Inc. ..................      8,775,937
                                                               ------------
                    Home Improvement Chains (0.6%)
 76,500             Home Depot, Inc. (The) .................      3,676,781
                                                               ------------
                    TOTAL RETAIL ...........................     17,814,280
                                                               ------------
                    TECHNOLOGY (22.7%)
                    Computer Communications (4.0%)
250,000             3Com Corp.* ............................      4,156,250
324,000             Cisco Systems, Inc.* ...................     22,194,000
                                                               ------------
                                                                 26,350,250
                                                               ------------
                    Computer Peripherals (2.7%)
178,000             EMC Corp.* .............................     17,444,000
                                                               ------------
                    Computer Processing Hardware (1.6%)
299,500             Compaq Computer Corp. ..................     10,201,719
                                                               ------------
                    Electronics/Appliances (1.5%)
207,000             Maytag Corp. ...........................      7,891,875
 13,000             Samsung Electronics (GDR) - 144A**
                    (Korea) ................................      1,644,500
                                                               ------------
                                                                  9,536,375
                                                               ------------
                    Electronic Equipment/Instruments (1.8%)
 93,000             JDS Uniphase Corp.* ....................     11,577,047
                                                               ------------
                    Internet Software/Services (1.8%)
123,000             America Online, Inc.* ..................      7,210,875
 65,000             Exodus Communications, Inc.* ...........      4,448,437
                                                               ------------
                                                                 11,659,312
                                                               ------------
                    Packaged Software (3.2%)
151,000             Microsoft Corp.* .......................     10,541,687
119,400             Oracle Corp.* ..........................     10,857,938
                                                               ------------
                                                                 21,399,625
                                                               ------------
                    Semiconductors (6.1%)
160,800             Intel Corp. ............................     12,039,900
 10,000             SDL, Inc.* .............................      3,973,125
 67,600             Texas Instruments, Inc. ................   $  4,524,975
215,000             Vitesse Semiconductor Corp.* ...........     19,094,688
                                                               ------------
                                                                 39,632,688
                                                               ------------
                    TOTAL TECHNOLOGY .......................    147,801,016
                                                               ------------
                    TELECOMMUNICATIONS (22.4%)
                    Major Telecommunications (2.0%)
 47,800             China Unicom Ltd.* (ADR) (Hong Kong)....      1,111,350
121,500             Verizon Communications .................      5,300,437
189,300             WorldCom, Inc.* ........................      6,909,450
                                                               ------------
                                                                 13,321,237
                                                               ------------
                    Specialty Telecommunications (1.1%)
 85,000             Efficient Networks, Inc.* ..............      4,567,422
 50,000             Qwest Communications
                    International, Inc.* ...................      2,581,250
                                                               ------------
                                                                  7,148,672
                                                               ------------
                    Telecommunication Equipment (15.0%)
 40,700             CIENA Corp.* ...........................      9,022,681
136,000             Comverse Technology, Inc.* .............     12,503,500
 63,000             Corning Inc. ...........................     20,660,063
 16,000             Corvis Corporation* ....................      1,661,000
332,000             Motorola, Inc. .........................     11,972,750
365,000             Nokia Oyj (ADR) (Finland) ..............     16,402,188
257,100             Nortel Networks Corp. (Canada) .........     20,969,719
 64,500             Scientific - Atlanta, Inc. .............      5,026,969
                                                               ------------
                                                                 98,218,870
                                                               ------------
                    Wireless Communications (4.3%)
199,000             Nextel Communications, Inc. (Class A)*..     11,032,063
118,000             Vodafone Group PLC (ADR)
                      (United Kingdom) .....................      4,830,625
 54,000             Voicestream Wireless Corp.* ............      6,078,375
123,000             Western Wireless Corp. (Class A)* ......      6,288,375
                                                               ------------
                                                                 28,229,438
                                                               ------------
                    TOTAL TELECOMMUNICATIONS ...............    146,918,217
                                                               ------------
                    TRANSPORTATION (1.2%)
                    Airlines (1.2%)
155,000             Delta Air Lines, Inc. ..................      7,672,500
                                                               ------------
                    TOTAL COMMON STOCKS
                    (Cost $442,376,300) ....................    608,371,104
                                                               ------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Market Leader Trust
Portfolio of Investments August 31, 2000, continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                          VALUE
-----------                                      ------------
              CONVERTIBLE BONDS (0.2%)
              TELECOMMUNICATIONS (0.2%)
              Telecommunication Equipment (0.1%)
$    600      Cyras Systems, Inc. - 144A**
                4.50% due 08/15/05 ...........   $    708,000
                                                 ------------
              Wireless Communications (0.1%)
     850      Nextel Communications, Inc.
                5.25% due 01/15/10 ...........        867,068
                                                 ------------
              TOTAL CONVERTIBLE BONDS
              (Cost $1,596,625) ..............      1,575,068
                                                 ------------
              SHORT-TERM INVESTMENT (a) (11.1%)
              U.S. GOVERNMENT AGENCY
  72,950      Federal National Mortgage Assoc.
                6.53% due 09/01/00
                (Cost $72,950,000) ...........     72,950,000
                                                 ------------
TOTAL INVESTMENTS
(Cost $516,922,925) (b).........     104.2 %      682,896,172
LIABILITIES IN EXCESS OF OTHER
ASSETS .........................      (4.2)       (27,931,650)
                                     -----       ------------
NET ASSETS .....................     100.0 %     $654,964,522
                                     =====       ============

--------------------------------
 ADR       American Depository Receipt.
 GDR       Global Depository Receipt.
  *        Non-income producing security.
 **        Resale is restricted to qualified institutional investors.
 (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
 (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $172,109,016 and the aggregate gross unrealized depreciation is $6,135,769, resulting in net unrealized appreciation of $165,973,247.


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Market Leader Trust
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000

ASSETS:
Investments in securities, at value
   (cost $516,922,925) .............................   $682,896,172
Cash ...............................................         54,406
Receivable for:
     Investments sold ..............................     20,036,843
     Shares of beneficial interest sold ............      6,065,558
     Dividends .....................................        412,913
Deferred organizational expenses ...................         16,261
Prepaid expenses and other assets ..................        104,262
                                                       ------------
    TOTAL ASSETS ...................................    709,586,415
                                                       ------------
LIABILITIES:
Payable for:
     Investments purchased .........................     53,405,758
     Plan of distribution fee ......................        464,977
     Investment management fee .....................        381,350
     Shares of beneficial interest repurchased .....        230,230
Accrued expenses ...................................        139,578
                                                       ------------
    TOTAL LIABILITIES ..............................     54,621,893
                                                       ------------
    NET ASSETS .....................................   $654,964,522
                                                       ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ....................................   $477,783,877
Net unrealized appreciation ........................    165,973,247
Accumulated undistributed net realized gain ........     11,207,398
                                                       ------------
    NET ASSETS .....................................   $654,964,522
                                                       ============
CLASS A SHARES:
Net Assets .........................................   $ 12,677,013
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................        588,934

    NET ASSET VALUE PER SHARE ......................         $21.53
                                                             ======
    MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset
    value) .........................................         $22.72
                                                             ======
CLASS B SHARES:
Net Assets .........................................   $571,732,757
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................     27,131,756

    NET ASSET VALUE PER SHARE ......................         $21.07
                                                             ======
CLASS C SHARES:
Net Assets .........................................   $ 22,736,120
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................      1,076,922

    NET ASSET VALUE PER SHARE ......................         $21.11
                                                             ======
CLASS D SHARES:
Net Assets .........................................   $ 47,818,632
Shares Outstanding (unlimited authorized, $.01
   par value) ......................................      2,203,350
    NET ASSET VALUE PER SHARE ......................         $21.70
                                                             ======

STATEMENT OF OPERATIONS
For the year ended August 31, 2000

NET INVESTMENT LOSS:
INCOME
Dividends (net of $16,583 foreign withholding
   tax) ...........................................    $  2,933,193
Interest ..........................................       2,118,155
                                                       ------------
    TOTAL INCOME ..................................       5,051,348
                                                       ------------
EXPENSES
Plan of distribution fee (Class A shares) .........          14,043
Plan of distribution fee (Class B shares) .........       3,671,545
Plan of distribution fee (Class C shares) .........         109,744
Investment management fee .........................       2,989,794
Transfer agent fees and expenses ..................         332,155
Registration fees .................................         197,161
Professional fees .................................          70,474
Shareholder reports and notices ...................          68,058
Custodian fees ....................................          21,530
Organizational expenses ...........................          14,230
Trustees' fees and expenses .......................          13,609
Other .............................................           9,338
                                                       ------------
    TOTAL EXPENSES ................................       7,511,681
                                                       ------------
    NET INVESTMENT LOSS ...........................      (2,460,333)
                                                       ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................      19,304,282
Net change in unrealized appreciation .............     117,448,320
                                                       ------------
    NET GAIN ......................................     136,752,602
                                                       ------------
NET INCREASE ......................................    $134,292,269
                                                       ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Market Leader Trust
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                            FOR THE YEAR       FOR THE YEAR
                                                               ENDED               ENDED
                                                          AUGUST 31, 2000     AUGUST 31, 1999
                                                         -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................     $  (2,460,333)     $ (1,447,953)
Net realized gain ....................................        19,304,282         8,339,076
Net change in unrealized appreciation ................       117,448,320        57,237,300
                                                           -------------      ------------
   NET INCREASE ......................................       134,292,269        64,128,423
                                                           -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................          (115,703)           -
Class B shares .......................................       (13,296,841)           -
Class C shares .......................................          (299,828)           -
Class D shares .......................................          (109,770)           -
                                                           -------------      ------------
   TOTAL DISTRIBUTIONS ...............................       (13,822,142)           -
                                                           -------------      ------------
Net increase from transactions in shares of beneficial
  interest ...........................................       340,711,906         9,246,620
                                                           -------------      ------------
   NET INCREASE ......................................       461,182,033        73,375,043
NET ASSETS:
Beginning of period ..................................       193,782,489       120,407,446
                                                           -------------      ------------
   END OF PERIOD .....................................     $ 654,964,522      $193,782,489
                                                           =============      ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Market Leader Trust
Notes to Financial Statements August 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Market Leader Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities issued by companies that are established leaders in their respective fields in growing industries in domestic and foreign markets. The Fund was organized as a Massachusetts business trust on November 4, 1996 and commenced operations on April 28, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating

Morgan Stanley Dean Witter Market Leader Trust
Notes to Financial Statements August 31, 2000, continued

security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES - The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $71,000, of which approximately $70,000 have been reimbursed. The balance was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

Morgan Stanley Dean Witter Market Leader Trust
Notes to Financial Statements August 31, 2000, continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion and effective May 1, 2000, the Agreement was amended to reduce the annual rate to 0.725% of the portion of daily net assets in excess of $1 billion.


3.  PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B Shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there in no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,505,808 at August 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C

Morgan Stanley Dean Witter Market Leader Trust
Notes to Financial Statements August 31, 2000, continued

shares of $12, $415,998 and $5,693, respectively and received $86,912 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2000 aggregated $608,638,046 and $316,987,446, respectively.

For the year ended August 31, 2000, the Fund incurred brokerage commissions with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, of $56,452 for portfolio transactions executed on behalf of the Fund. At August 31, 2000, the Fund's receivable for investments sold included unsettled trades with DWR of $855,615.

For the year ended August 31, 2000, the Fund incurred brokerage commissions of $65,374 with Morgan Stanley & Co., Inc., an affliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At August 31, 2000, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $10,937,253 and $1,550,667, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. FEDERAL INCOME TAX STATUS

At August 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $19,325, accumulated undistributed net realized gain was charged $2,441,008 and accumulated undistributed net investment income was credited $2,460,333.

Morgan Stanley Dean Witter Market Leader Trust
Notes to Financial Statements August 31, 2000, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                  FOR THE YEAR                      FOR THE YEAR
                                                      ENDED                            ENDED
                                                 AUGUST 31, 2000                  AUGUST 31, 1999
                                        --------------------------------- --------------------------------
                                             SHARES           AMOUNT            SHARES          AMOUNT
                                        --------------- -----------------  --------------- ----------------
CLASS A SHARES
Sold ..................................       655,848    $   12,583,632           83,365    $   1,181,215
Reinvestment of distributions .........         5,607            97,681             -                -
Redeemed ..............................      (136,053)       (2,647,333)         (52,594)        (727,278)
                                             --------    --------------          -------    -------------
Net increase - Class A ................       525,402        10,033,980           30,771          453,937
                                             --------    --------------          -------    -------------
CLASS B SHARES
Sold ..................................    20,711,097       387,480,028        4,845,409       69,690,625
Reinvestment of distributions .........       699,938        12,003,937             -                -
Redeemed ..............................    (6,837,029)     (128,672,808)      (4,348,003)     (59,846,856)
                                           ----------    --------------       ----------    -------------
Net increase - Class B ................    14,574,006       270,811,157          497,406        9,843,769
                                           ----------    --------------       ----------    -------------
CLASS C SHARES
Sold ..................................       999,832        18,875,641          112,429        1,624,859
Reinvestment of distributions .........        16,364           281,123             -                -
Redeemed ..............................      (119,382)       (2,255,641)         (29,274)        (404,672)
                                           ----------    --------------       ----------    -------------
Net increase - Class C ................       896,814        16,901,123           83,155        1,220,187
                                           ----------    --------------       ----------    -------------
CLASS D SHARES
Sold ..................................     2,698,282        52,898,133          115,422        1,690,861
Reinvestment of distributions .........         1,786            31,317             -                -
Redeemed ..............................      (532,773)       (9,963,804)        (331,947)      (3,962,134)
                                           ----------    --------------       ----------    -------------
Net increase (decrease) - Class D .....     2,167,295        42,965,646         (216,525)      (2,271,273)
                                           ----------    --------------       ----------    -------------
Net increase in Fund ..................    18,163,517    $  340,711,906          394,807    $   9,246,620
                                           ==========    ==============       ==========    =============

Morgan Stanley Dean Witter Market Leader Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                                                     FOR THE YEAR ENDED AUGUST 31,                 JULY 28, 1997*
                                                         ------------------------------------------------------        THROUGH
                                                               2000              1999               1998           AUGUST 31, 1997
                                                         --------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $ 15.29           $ 9.73             $10.82              $10.90
                                                              -------           ------             ------              ------
Income (loss) from investment operations:
 Net investment income (loss) ..........................         0.02           (0.05)              (0.01)               0.01
 Net realized and unrealized gain (loss) ...............         7.05            5.61               (0.96)              (0.09)
                                                              -------           ------             ------              ------
Total income (loss) from investment operations .........         7.07            5.56               (0.97)              (0.08)
                                                              -------           ------             ------              ------
Less dividends and distributions from:
 Net investment income .................................          -               -                 (0.06)                -
 Net realized gain .....................................        (0.83)            -                 (0.06)                -
                                                              -------           ------             ------              ------
Total dividends and distributions ......................        (0.83)            -                 (0.12)                -
                                                              -------           ------             ------              ------
Net asset value, end of period .........................      $ 21.53           $15.29             $ 9.73              $10.82
                                                              =======           ======             ======              ======
TOTAL RETURN+  .........................................        47.49%           57.14 %            (8.98)%             (0.73)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         1.18%(3)         1.23 %(3)          1.31 %(3)           1.89 %(2)
Net investment income (loss) ...........................         0.08%(3)        (0.14)%(3)         (0.06)%(3)           1.30 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $12,677             $971               $319                $288
Portfolio turnover rate ................................           86%              83 %               68 %                22 %(1)

-------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Market Leader Trust
Financial Highlights, continued


                                                                                                                   FOR THE PERIOD
                                                                       FOR THE YEAR ENDED AUGUST 31,                APRIL 28, 1997*
                                                          ----------------------------------------------------        THROUGH
                                                              2000++            1999++            1998++         AUGUST 31, 1997**
                                                          --------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $15.09            $ 9.68            $10.81              $10.00
                                                               ------            ------            ------              ------
Income (loss) from investment operations:
 Net investment income (loss) ..........................        (0.13)            (0.12)            (0.09)               0.04
 Net realized and unrealized gain (loss) ...............         6.94              5.53             (0.95)               0.77
                                                               ------            ------            ------              ------
Total income (loss) from investment operations .........         6.81              5.41             (1.04)               0.81
                                                               ------            ------            ------              ------
Less dividends and distributions from:
 Net investment income .................................          -                 -               (0.03)                -
 Net realized gain .....................................        (0.83)              -               (0.06)                -
                                                               ------            ------            ------              ------
Total dividends and distributions ......................        (0.83)              -               (0.09)                -
                                                               ------            ------            ------              ------
Net asset value, end of period .........................       $21.07            $15.09            $ 9.68              $10.81
                                                               ======            ======            ======              ======
TOTAL RETURN+  .........................................        46.35 %           55.89 %           (9.65)%              8.10%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         1.93 %(4)         1.99 %(4)         2.06 %(4)           2.34%(2)(3)
Net investment income (loss) ...........................        (0.67)%(4)        (0.90)%(4)        (0.81)%(4)           1.21%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $571,733          $189,534          $116,693            $107,298
Portfolio turnover rate ................................           86 %              83 %              68 %                22%(1)

--------------
*    Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 2.47% and 1.08%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Market Leader Trust
Financial Highlights, continued


                                                                                                                    FOR THE PERIOD
                                                                        FOR THE YEAR ENDED AUGUST 31,               JULY 28, 1997*
                                                         --------------------------------------------------------       THROUGH
                                                                2000               1999               1998          AUGUST 31, 1997
                                                         ---------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $15.12             $ 9.67             $10.81             $10.90
                                                               ------             ------             ------             ------
Income (loss) from investment operations:
 Net investment income (loss) ..........................        (0.12)             (0.09)             (0.10)              0.01
 Net realized and unrealized gain (loss) ...............         6.94               5.54              (0.94)             (0.10)
                                                               ------             ------             ------             ------
Total income (loss) from investment operations .........         6.82               5.45              (1.04)             (0.09)
                                                               ------             ------             ------             ------
Less dividends and distributions from:
 Net investment income .................................          -                  -                (0.04)              -
 Net realized gain .....................................        (0.83)               -                (0.06)              -
                                                               ------             ------             ------             ------
Total dividends and distributions ......................        (0.83)               -                (0.10)              -
                                                               ------             ------             ------             ------
Net asset value, end of period .........................       $21.11             $15.12             $ 9.67             $10.81
                                                               ======             ======             ======             ======
TOTAL RETURN+  .........................................        46.33 %            56.36 %            (9.63)%            (0.83)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         1.93 %(3)          1.75 %(3)          2.06 %(3)          2.54 %(2)
Net investment income (loss) ...........................        (0.67)%(3)         (0.66)%(3)         (0.81)%(3)          0.61 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $22,736             $2,723               $937               $313
Portfolio turnover rate ................................           86 %               83 %               68 %               22 %(1)

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Market Leader Trust
Financial Highlights, continued


                                                                                                         FOR THE PERIOD
                                                                 FOR THE YEAR ENDED AUGUST 31,           JULY 28, 1997*
                                                         ---------------------------------------------       THROUGH
                                                               2000            1999          1998        AUGUST 31, 1997
                                                         ----------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $15.37       $ 9.74         $10.82             $10.90
                                                              ------       ------         ------             ------
Income (loss) from investment operations:
 Net investment income .................................        0.08          -              -                 0.02
 Net realized and unrealized gain (loss) ...............        7.08         5.63          (0.95)             (0.10)
                                                              ------       ------         ------             ------
Total income (loss) from investment operations .........        7.16         5.63          (0.95)             (0.08)
                                                              ------       ------         ------             ------
Less dividends and distributions from:
 Net investment income .................................         -            -            (0.07)               -
 Net realized gain .....................................       (0.83)         -            (0.06)               -
                                                              ------       ------         ------             ------
Total dividends and distributions ......................       (0.83)         -            (0.13)               -
                                                              ------       ------         ------             ------
Net asset value, end of period .........................      $21.70       $15.37         $ 9.74             $10.82
                                                              ======       ======         ======             ======
TOTAL RETURN+  .........................................       47.84%       57.80 %        (8.81)%            (0.73)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        0.93%(3)     0.99 %(3)      1.06 %(3)          1.43 %(2)
Net investment income ..................................        0.33%(3)     0.10 %(3)      0.19 %(3)          1.81 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $47,819         $554         $2,459                $10
Portfolio turnover rate ................................          86%          83 %           68 %               22 %(1)

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Market Leader Trust
Independent Auditors' Report

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Market Leader Trust (the "Fund") including the portfolio of investments, as of August 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 1999 and the financial highlights for each of the periods in the three year period ended August 31, 1999 were audited by other independent accountants whose report, dated October 8, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Market Leader Trust as of August 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
October 9, 2000

                      2000 FEDERAL TAX NOTICE (unaudited)

      During the fiscal year ended August 31, 2000, the Fund paid to shareholders $0.73 per share from long-term capital gains.

Morgan Stanley Dean Witter Market Leader Trust
Change in Independent Accountants

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd Jr.
Vice President

Aaron Clark
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.



MORGAN STANLEY
DEAN WITTER
MARKET LEADER
TRUST

[GRAPHIC OMITTED]

ANNUAL REPORT
AUGUST 31, 2000